PFS Funds 1939 Friendship Drive, Suite C El Cajon, CA 92020

July 28, 2017 Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549 Re: PFS Funds (the "Registrant") File Nos. 333-94671 and 811-09781

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the Registrant's Post-Effective Amendment No. 142, which was filed with the Commission on July 26, 2017, and (ii) that Post-Effective Amendment No. 142 has been filed electronically with the Commission.

Very truly yours, /s/Jeffrey R. Provence Jeffrey R. Provence Secretary and Treasurer